32. Income tax and social contribution (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax And Social Contribution Expenses Tables Abstract
Schedule of income tax and social contribution on profit or loss reconciliation
	2018	2017	2016
Current income and social contribution taxes
Income tax for the fiscal year	(253,120)	(203,932)	(309,695)
Social contribution for the fiscal year	(92,502)	(77,148)	(110,997)
Tax incentive – SUDENE/SUDAM (*)	146,454	112,493	118,250
	(199,168)	(168,587)	(302,442)
Deferred income tax and social contribution
Deferred income tax	651,632	(23,976)	29,482
Deferred social contribution	217,501	(8,631)	9,947
	869,133	(32,607)	39,429
Provision for income tax and social contribution contingencies	(5,054)	185	124
	864,079	(32,422)	39,553
	664,911	(201,009)	(262,889)

Schedule of income tax and social contribution expenses reconciliation
	2018	2017	2016
Income before income tax and social contribution	1,880,190	1,435,516	1,013,316
Combined tax rate	34%	34%	34%
Combined tax rate on income tax and social contribution	(639,265)	(488,075)	(344,527)
(Additions)/exclusions:
Unrecognized/recognized tax losses and temporary differences	920,745	68,716	6,611
Permanent additions and exclusions:
Non-deductible expenses for tax purposes	(12,040)	(6,638)	(18,634)
Financial lease impact	(36,046)	(35,872)	(30,700)
Tax benefit on the interest on equity allocated	288,998	64,597	-
SUDENE/SUDAM tax incentive (*)	146,454	112,498	118,250
Use of tax losses not previously recognized	-	11,176	-
Other amounts	(3,935)	72,589	6,111
	1,304,176	287,066	81,638
Income tax and social contribution recorded in income for the fiscal year	664,911	(201,009)	(262,889)
Actual rate	(35.36%)	14.00%	25.94%

(*) As mentioned in Note 24 c.3, for investment subsidies not to be considered within the taxable income, they must be recorded as tax incentive reserves, to be used only to offset losses or increase capital. The subsidiary TIM S.A. has tax benefits which comply with these rules.